Business Combinations - Summary of Post Acquisition Impact (Detail) - Post acquisition impact - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about business combination [line items]
Revenue	$ 761	$ 524	$ 103
(Loss)/profit before tax for the financial year	(8)	$ 55	$ 9
Barrette
Disclosure of detailed information about business combination [line items]
Revenue	347
(Loss)/profit before tax for the financial year	(33)
Other acquisitions
Disclosure of detailed information about business combination [line items]
Revenue	414
(Loss)/profit before tax for the financial year	$ 25